Note 8 - Liability for Equity-Linked Financial Instruments (Details) - USD ($)	9 Months Ended	12 Months Ended			72 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2014	Dec. 31, 2013	Jan. 02, 2009
Note 8 - Liability for Equity-Linked Financial Instruments (Details) [Line Items]
Warrants Not Settleable in Cash, Fair Value Disclosure							$ 479,910
Additional Paid in Capital							486,564
Retained Earnings (Accumulated Deficit)							6,654
Liabilities, Current	$ 2,602,104	$ 6,203,321			$ 6,203,321	$ 3,469,065	$ 479,910
Expected life				2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				63.00%	59.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price (in Dollars per share)				$ 34.50
Share Price (in Dollars per share)				$ 26.25
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.37%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%		0.00%
Share Price Reduction			$ 16.50	$ 37.50
Decrease In Equity Caused By Adoption of ASC 815 [Member]
Note 8 - Liability for Equity-Linked Financial Instruments (Details) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification				479,910
Decrease In Additional Paid In Capital Caused By Adoption Of ASC 815 [Member]
Note 8 - Liability for Equity-Linked Financial Instruments (Details) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification				486,564
Increase In Retained Earnings Caused By Adoption Of ASC 815 [Member]
Note 8 - Liability for Equity-Linked Financial Instruments (Details) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification				6,654
Increase In Liabilities Caused By Adoption Of ASC 815 [Member]
Note 8 - Liability for Equity-Linked Financial Instruments (Details) [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification				$ 479,910
Derivative Liability		$ 0			$ 0
Maximum [Member]
Note 8 - Liability for Equity-Linked Financial Instruments (Details) [Line Items]
Expected life		10 years			6 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price (in Dollars per share)		$ 25.613			$ 25.613
Share Price (in Dollars per share)		$ 37.50			$ 37.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	2.35%	2.75%			2.97%
Reduction in Stock Price (in Dollars per share)			$ 37.50
Minimum [Member]
Note 8 - Liability for Equity-Linked Financial Instruments (Details) [Line Items]
Expected life	5 years	5 years			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price (in Dollars per share)		$ 0.75			$ 0.75
Share Price (in Dollars per share)		$ 3.75			$ 3.75
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.63%	1.44%			0.13%
Reduction in Stock Price (in Dollars per share)			$ 16.50